CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$ (20,754)	$ (29,224)	$ (19,967)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities	2,604	467
Proceeds from sale of intangible assets		500
Proceeds from extinguishment of investment in a convertible loan			1,000
Purchases of property, plant and equipment	(16)	(223)	(204)
Purchases of intangible asset	(13)	(17)	(2,037)
Net cash provided by (used in) investing activities	951	11,244	(9,673)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary share			(278)
Payment of share issuance costs	(681)	(960)
Proceeds from issuance of convertible notes	5,000
Proceeds from issuance of ordinary shares	5,878	15,000
Proceeds from exercise of share options	56	2,112	109
Net cash provided by (used in) financing activities	11,254	15,434	(907)
Net decrease in cash and cash equivalents	(7,836)	(3,615)	(30,029)
Cash and cash equivalents at beginning of year	13,468	17,083	47,112
Cash and cash equivalents at end of year	5,632	13,468	17,083
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	(20,537)	(23,437)	5,574
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities	2,604	467
Proceeds from sale of intangible assets		500
Proceeds from extinguishment of investment in a convertible loan			1,000
Purchases of property, plant and equipment			(13)
Purchases of intangible asset			(2,000)
Investment in subsidiaries			(1,000)
Net cash provided by (used in) investing activities	2,604	967	(2,013)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary share			(278)
Payment of share issuance costs	(681)	(960)
Proceeds from issuance of convertible notes	5,000
Proceeds from issuance of ordinary shares	5,878	15,000
Proceeds from exercise of share options	56	2,112	109
Net cash provided by (used in) financing activities	10,253	16,152	(169)
Net decrease in cash and cash equivalents	(7,680)	(6,318)	3,392
Cash and cash equivalents at beginning of year	9,162	15,480	12,088
Cash and cash equivalents at end of year	$ 1,482	$ 9,162	$ 15,480